General and Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Administrative Expenses [Abstract]
Professional services	$ (10,823)	$ (8,330)	$ (6,439)
IT and telecom services	(6,325)	(6,061)	(1,762)
Rebate fees	(6,473)	(3,852)	(364)
Depreciation of right-of-use assets	(3,019)	(2,405)	(1,201)
Travel expenses	(2,671)	(2,190)	(1,137)
Marketing and events	(2,877)	(1,708)	(338)
Occupancy expenses	(1,079)	(1,434)	(578)
Depreciation of property and equipment	(1,728)	(1,420)	(582)
Professional services - SPAC	(1,089)	(807)	0
Insurance	(669)	(734)	(180)
Taxes and contributions	(775)	(685)	(340)
Materials and supplies	(346)	(314)	(191)
Other administrative expenses	(1,285)	(1,210)	(1,220)
General and Administrative expenses	$ (39,159)	$ (31,150)	$ (14,332)